SEGMENT	12 Months Ended
Dec. 31, 2022
SEGMENT
SEGMENT

NOTE 3 – SEGMENT

Segment reporting - consolidated income statement

USDm	2022
	Tanker	Marine Exhaust	Intersegment
	segment	segment	elimination	Total
Revenue	1,440.4	5.9	(2.9)	1,443.4
Port expenses, bunkers, and commissions	(458.9)	—	—	(458.9)
Other cost of goods and services sold	—	(3.0)	2.4	(0.6)
Operating expenses	(202.1)	—	—	(202.1)
Profit from sale of vessels	10.2	—	—	10.2
Administrative expenses	(52.4)	(2.6)	—	(55.0)
Other operating income and expenses	5.8	—	—	5.8
Share of profit/(loss) from joint ventures	0.2	—	—	0.2
Impairment losses and reversal of impairment on tangible assets	(2.6)	—	—	(2.6)
Depreciation and amortization	(138.7)	(0.3)	—	(139.0)

Operating profit (EBIT)	601.9	—	(0.5)	601.4

Financial income	4.0	0.1	—	4.1
Financial expenses	(48.7)	(0.1)	—	(48.8)

Profit before tax	557.2	—	(0.5)	556.7

Tax	5.9	—	—	5.9

Net profit for the year	563.1	—	(0.5)	562.6

Prior to the acquisition of Marine Exhaust Technology A/S (MET) on 01 September 2022, TORM had only one reportable segment, the Tanker segment. Accordingly, comparative segmental information is not provided.

The eliminations above represent revenue and other costs of goods and services sold from the installation of scrubbers performed by the Marine Exhaust entities on tanker vessels within the Tanker segment. All revenue from the Tanker segment is derived from external customers.

In all material aspects, TORM’s customers are domiciled outside the UK and are spread all over the world with only a few countries contributing significantly to TORM’s revenue. In 2022, Switzerland and Mexico contributed with 15.30% (USD 220.9m) and 12.35% (USD 178.2m) respectively of TORM’s revenue. In 2021, Switzerland and Mexico contributed with 23.16% (USD 143.5m) and 16.0% (USD 96.6m) respectively of TORM’s revenue. In 2020, Switzerland, the United States and Mexico contributed with 24.69% (USD 184.5m), 11.87% (USD 88.7m), and 10.73% (USD 80.2m) respectively of TORM’s revenue. Revenue is allocated to countries based on the customer’s ultimate parent domicile.

A major part of TORM’s revenues stems from a small group of customers. In 2022, one customer accounted for 12% of TORM’s revenue in the Tanker segment (2021: one accounted for 15% in the Tanker segment; 2020: one customer accounted for more than 10% in the Tanker segment).

NOTE 3 – continued

Segment reporting - consolidated balance sheet

USDm	2022
	Tanker	Marine Exhaust	Intersegment
	segment	segment	elimination	Total
ASSETS
NON-CURRENT ASSETS
Intangible assets
Goodwill	—	1.8	—	1.8
Other intangible assets	0.7	1.3	—	2.0
Total intangible assets	0.7	3.1	—	3.8

Tangible fixed assets
Land and buildings	2.8	1.0	—	3.8
Vessels and capitalized dry-docking	1,863.4	—	(7.5)	1,855.9
Other plant and operating equipment	4.1	1.5	—	5.6
Total tangible fixed assets	1,870.3	2.5	(7.5)	1,865.3

Financial assets
Investments in joint ventures	0.1	—	—	0.1
Loan receivables	4.6	—	—	4.6
Deferred tax asset	0.5	—	—	0.5
Other investments	0.2	—	—	0.2
Total financial assets	5.4	—	—	5.4
Total non-current assets	1,876.4	5.6	(7.5)	1,874.5

CURRENT ASSETS
Inventories	61.1	11.0	(0.1)	72.0
Trade receivables	255.7	4.2	(0.4)	259.5
Other receivables	72.7	1.3	—	74.0
Prepayments	9.7	0.7	—	10.4
Cash and cash equivalents incl. restricted cash	321.4	2.4	—	323.8
Total current assets	720.6	19.6	(0.5)	739.7
TOTAL ASSETS	2,597.0	25.2	(8.0)	2,614.2

NOTE 3 – continued

Segment reporting - consolidated balance sheet

USDm	2022
	Tanker	Marine Exhaust	Intersegment
	segment	segment	elimination	Total
EQUITY AND LIABILITIES

Total equity	1,498.0	6.2	(0.5)	1,503.7

LIABILITIES
NON-CURRENT LIABILITIES
Non-current tax liability related to held-over gains	45.2	—	—	45.2
Deferred tax liability	5.8	0.3	—	6.1
Borrowings	844.6	5.2	—	849.8
Other non-current liabilities	2.2	0.8	—	3.0
Total non-current liabilities	897.8	6.3	—	904.1

CURRENT LIABILITIES
Borrowings	115.7	1.3	—	117.1
Trade payables	46.4	3.5	(1.4)	48.5
Current tax liabilities	1.6	0.4	—	2.0
Other liabilities	31.0	0.3	(0.2)	31.1
Provisions	6.5	0.3	—	6.8
Deferred income	—	6.8	(5.9)	0.9
Total current liabilities	201.2	12.7	(7.5)	206.4
Total liabilities	1,099.0	19.0	(7.5)	1,110.5
TOTAL EQUITY AND LIABILITIES	2,597.0	25.2	(8.0)	2,614.2

Non-current asset additions during the year:
Goodwill	—	1.8	—	1.8
Other intangible assets	0.6	1.2	—	1.8
Land and buildings	0.3	1.1	—	1.4
Vessels and capitalized dry-docking	84.7	—	(7.5)	77.2
Prepayments on vessels	43.1	—	—	43.1
Other plant and operating equipment	0.8	1.6	—	2.4
Total non-current asset additions	129.5	5.7	(7.5)	127.7

The Company’s non-current assets are based on domicile of the legal entity ownership in the following countries:

USDm	2022	2021	2020
UK	0.1	—	0.1
Denmark	1,389.7	1,442.9	1,199.9
Singapore	475.0	516.7	546.3
Other countries	4.5	2.9	3.7
Non-current assets	1,869.3	1,962.5	1,750.0

Accounting policies

The segmentation is based on the Group’s internal management and reporting structure. The Group has two operating segments, the Tanker segment, for which the services provided primarily comprise transportation of refined oil products such as gasoline, jet fuel, and naphtha, and the Marine Exhaust segment for which the services provided primarily comprise developing and producing advanced and green marine equipment.

NOTE 3 – continued

Transactions between the segments are based on market-related prices and are eliminated at Group level.

TORM considers the global product tanker market as a whole, and as the individual vessels are not limited to specific parts of the world, the Group has only one geographical segment for the Tanker segment. Further, the internal management reporting does not provide geographical information for either the Tanker segment or the Marine Exhaust segment. Consequently, geographical segment information on revenue from external customers or non-current segment assets for the Tanker segment or the Marine Exhaust segment is not provided.